16. PROVISION FOR TAX, SOCIAL SECURITY, LABOR, CIVIL AND ENVIRONMENTAL RISKS AND JUDICIAL DEPOSITS (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss		R$ 30,639,075	R$ 25,845,585
Tax assessment notice issued against the Company for an alleged sale of 40% of the shares of its joint venture NAMISA to a Japanese-Korean consortium
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss	[1]	11,073,961	8,415,142
Income tax / Social contribution - Assessment Notice and Imposition of Fine (AIIM) - Disallowance of deductions of goodwill generated in the reverse incorporation of Big Jump by Namisa
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss		2,623,179	2,457,855
Assessment Notice and Imposition of Fine (AIIM) - Income tax / Social contribution - gloss of interest on prepayment arising from supply contracts of iron ore and port services
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss		2,500,606	2,327,499
Assessment Notice and Imposition of Fine (AIIM) - Income tax / Social contribution - Due to profits from foreign subsidiaries (years 2008, 2010 and 2011)
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss		1,858,640	1,644,898
Tax foreclosures - ICMS - Electricity credits
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss		920,306	838,192
Installments MP 470 - alleged insufficiency of tax losses
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss		704,739	652,553
Offset of taxes that were not approved by the Federal Revenue Service - IRPJ/CSLL, PIS/COFINS e IPI
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss		1,685,648	1,505,079
Disallowance of the ICMS credits - Transfer of iron ore
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss		499,006	570,997
ICMS - Refers to the transfer of imported raw material at an amount lower than the price disclosed in the import documentation
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss		275,233	279,511
Disallowance of the tax losses arising on adjustments to the SAPLI
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss		491,862	455,214
Assessment Notice - ICMS - shipping and return merchandise for Industrialization
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss		816,199	749,492
Assessment Notice- Income tax- Capital Gain of CFM vendors located outside
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss		203,185	185,249
CFEM - Divergence on the understanding between CSN and DNPM on the calculation basis
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss		290,249	348,512
Other tax (federal, state, and municipal) lawsuits
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss		3,065,131	2,727,258
Assessment Notice - ICMS - Questions about sales to incentive zone
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss		170,330	0
Social security lawsuits
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss		278,600	263,951
Annulment action filed by CSN against CADE
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss		98,189	96,316
Other civil lawsuits
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss		1,111,944	814,440
Labor and social security lawsuits
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss		1,569,712	1,138,155
Environmental lawsuits - ACP TAC/PAC - Compliance with environmental obligations
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss	[2]	216,878	203,486
Tax foreclosures - Fine of Volta Grande IV (2)
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss	[3]	67,620	58,045
Others Environmental lawsuits
Disclosure of fair value measurement of liabilities [line items]
Legal matters with possible risk of loss		R$ 117,858	R$ 113,741

[1]	In February 2017, we were notified of the judgment of the Amendment of Judgment filed due the CARF's decision on case, in which the Federal Revenue Service of Brazil challenges the capital gain on the alleged sale of 40% of NAMISA (currently CSN Mineracao S.A.). The CARF, in short, agreed with the infringement notice. The Company, however, is taking of the lawfulness of the operation and, therefore, is evaluating the appropriate legal and procedural measures to reverse the decision. Currently we have been discussing the subject in several processes and there is a fiscal execution by which a portion of our assets, such as buildings, equipment, land, vehicles and fixtures and furniture, has been given as a guarantee. This processual scenario does not change our assessment and, accordingly, we maintain that contingency as possible.
[2]	In 1995, the Municipality of Volta Redonda filed a civil action requesting compliance with the requirements of the Environmental Compensation Program (PAC) agreed between the municipality and CSN. In May 2008, despite the fact that CSN had demonstrated its compliance with the TAC / 1995, involving an approximate amount of R$ 16 million, the Municipality of Volta Redonda disagreed and requested payment of the obligations considered by the Municipality as outstanding. After the initial discussions, the Municipality of Volta Redonda filed a petition to execute the allegedly unfulfilled items, in the original amount of R$ 172 million, which was duly contested by the Company. The First Instance Judge appointed a team of experts to determine the outstanding obligations and the respective value involved. Currently, the process is suspended, at the request of both parties, with a view to negotiations for a possible agreement.
[3]	On April 8, 2013, INEA imposed on CSN a fine of R$ 35 million in respect of the aspects involving the Volta Grande IV condominium, determining that the actions already considered and discussed in the civil suit filed in July 2012. In connection with the application of this fine, an annulment action was distributed, in January 2014, to the 10th Civil Court of the State of Rio de Janeiro, seeking the annulment of the fine and its effects. In parallel, INEA filed a tax enforcement action in order to enforce the amount of the fine imposed. The aforementioned Tax Enforcement action was distributed in May 2014 to the 4th Volta Redonda Active Debt Registry in the State of Rio de Janeiro. Currently, said enforcement action is suspended until the judgment of the annulment action, in order to avoid conflicting decisions.